Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	December 31, 2020	December 31, 2021
Cost of acquired intangible assets	$4,051	$4,104
Less: accumulated amortization	(1,772)	(2,222)
Acquired intangible assets, net	$2,279	$1,882

Schedule of annual amortization expense
2022	$244
2023	243
2024	237
2025	233
2026	231
Thereafter	694
Total	$1,882